Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Employee Benefits Tables Explanatory
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Salaries
1
7,045 7,339 7,023
Variable compensation
2
7,954 8,280 7,520
of which: performance awards 3,205 3,190 3,209
3
of which: financial advisors
4
4,508 4,860 4,091
of which: other 241 229 220
Contractors 323 381 375
Social security 944 978 899
3
Post-employment benefit plans
5
794 833 845
of which: defined benefit plans 437 470 502
of which: defined contribution plans 357 363 343
Other personnel expenses 621 576 561
3
Total personnel expenses 17,680 18,387 17,224
1 Includes role-based allowances.

2 Refer to Note 27 for

more information.

3 During 2020,

UBS modified the conditions

for continued vesting

of certain outstanding deferred

compensation awards

for qualifying
employees, resulting

in an

expense of approximately

USD
280
m, of which

USD
240
m is disclosed

within Variable

compensation

– performance

awards,

USD
20
m within Social

security and

USD
20 m within Other
personnel expenses.

4 Consists of

cash and

deferred compensation

awards and is

based on compensable

revenues and firm

tenure using a

formulaic

approach. It also

includes expenses

related to compensation
commitments with financial

advisors entered into

at the time

of recruitment that

are subject to

vesting requirements.

5 Refer to Note

26 for more information.

Includes curtailment

gains of USD
20 m for the year
ended 31 December 2022 (for the year ended 31 December 2021: USD 80 m; for the year ended 31 December 2020: USD 0
m), which represent a reduction in the defined benefit

obligation related to the Swiss pension
plan resulting from a decrease

in headcount following restructuring

activities.

UBS AG
Entity [Table]
Disclosure Of Employee Benefits Tables Explanatory
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Salaries
1
5,528 5,723 5,535
Variable compensation
2
7,636 7,973 7,246
of which: performance awards 2,910 2,916 2,953
3
of which: financial advisors
4
4,508 4,860 4,091
of which: other 217 196 201
Contractors 119 142 138
Social security 730 762 704
3
Post-employment benefit plans
5
555 582 597
of which: defined benefit plans 256 280 306
of which: defined contribution plans 299 303 291
Other personnel expenses 513 479 466
3
Total personnel expenses 15,080 15,661 14,686
1 Includes role-based allowances.

2 Refer to Note 27 for more information.

3 During 2020, UBS AG modified the conditions for continued vesting of certain outstanding deferred compensation

awards for qualifying
employees, resulting

in an

expense of approximately

USD
270
m, of which

USD
240
m is disclosed

within Variable

compensation

– performance

awards,

USD
20
m within Social

security and

USD
10 m within Other
personnel expenses.

4 Consists of

cash and

deferred compensation

awards and is

based on compensable

revenues and firm

tenure using

a formulaic

approach. It also

includes expenses

related to compensation
commitments with financial

advisors entered into

at the time

of recruitment that

are subject to

vesting requirements.

5 Refer to Note

26 for more information.

Includes curtailment

gains of USD
13 m for the year
ended 31 December 2022 (for the year ended 31 December 2021: USD 49 m; for the year ended 31 December 2020: USD 0
m), which represent a reduction in the defined benefit

obligation related to the Swiss pension
plan resulting from a decrease

in headcount following restructuring

activities.